NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2023
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

1.	NATURE OF OPERATIONS AND GOING CONCERN

Vicinity Motor Corp. (“Vicinity”, “VMC” or the “Company”) is a Canadian company that is a North American supplier of electric vehicles for both public and commercial enterprise use. The Company leverages a dealer network and relationships with manufacturing partners to supply its flagship electric, compressed natural gas (“CNG”) and clean-diesel Vicinity buses and the VMC 1200 class 3 electric truck. VMC (formerly Grande West Transportation Group) was incorporated on December 4, 2012 under the laws of British Columbia. The Company conducts its active operations in Canada through its wholly owned operating subsidiary, Vicinity Motor (Bus) Corp. which was incorporated on September 2, 2008 under the laws of British Columbia. The Company also conducts its active operations in the U.S. through a wholly owned subsidiary, Vicinity Motor (Bus) USA Corp., incorporated on April 8, 2014 under the laws of the State of Delaware. The Company’s head office is located at 3168 262nd Street, Aldergrove, British Columbia.

In February 2023, the Company obtained $30 million in credit commitments from Royal Bank of Canada and Export Development Canada to fund production of the Company’s VMC 1200 class 3 electric trucks. The facility initially was due to expire on February 16, 2024 and the Company received a 60 day extension subsequent to December 31, 2023; the facility will expire on April 16, 2024 and may be renewed on a yearly basis at the discretion of the lenders. As at December 31, 2023, $15,926 has been drawn on this facility (Note 8). The Company also has an asset-based lending facility from Royal Bank of Canada for C$10 million that initially was due to expire on February 16, 2024 and the Company received a 60 day extension subsequent to December 31, 2023 and the facility will expire on April 16, 2024 (Note 8). These facilities were also amended on September and December of 2023 to amend the covenants under these facilities. The Company also has convertible debt of C$4 million plus interest that matures September 27, 2024 (Note 12) and unsecured debentures of C$11,948 (Note 11) at December 31, 2023 that is repayable with C$2,987 principal payments due in both April and July of 2024, with the remainder and interest payable due on October 4, 2024.

These consolidated financial statements have been prepared on the basis that the Company is a going concern, meaning the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the normal course of operations for at least twelve months from December 31, 2023.

The Company’s operations are dependent upon its ability to raise capital and generate positive cash flows from operating activities. As at December 31, 2023, the Company had negative working capital (current assets less current liabilities) of $2,862 compared to working capital of $1,573 as at December 31, 2022. For the year ended December 31, 2023, the Company incurred a net loss of $16,633 (December 31, 2022: $17,948) and used cash in operations of $24,697 (December 31, 2022: $9,082). Revenues for the year ended December 31, 2023, totaled $19,050 (December 31, 2022: $18,475). The continuation of the Company as a going concern is dependent on the renewal of existing credit facilities for $30 million credit commitments and C$10 million asset-based lending, future cash flows from operations consistent with Company forecasts, and obtaining necessary financing to fund ongoing operations. The Company’s ability to achieve its business objectives is subject to material uncertainty which may raise substantial doubt about the Company’s ability to continue as a going concern. Management plans to address this material uncertainty by selling vehicles in inventory and the Company’s backlog, collecting accounts receivable, utilizing the Company’s credit facilities and, from time to time, and at its discretion, selling common shares. There can be no assurance that these endeavours will be successful.

The consolidated financial statements do not reflect adjustments in the carrying values of the assets and liabilities, the reported revenues and expenses, and the balance sheet classifications used, that would be necessary if the company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.